ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current
Accounts payable	$2,683	$2,919
Accrued and other liabilities (1) (2)	3,916	3,978
Lease liability	218	224
Financial liabilities	392	327
Unearned premiums reserve	462	482
Work in progress (3)	1,398	1,415
Provisions and decommissioning liabilities	464	442
Liabilities held for sale	9	94
Total current	$9,542	$9,881
Non-current
Accounts payable	$127	$116
Accrued and other liabilities (2)	1,097	1,110
Lease liability	1,169	1,109
Financial liabilities	2,264	2,048
Unearned premiums reserve	1,091	1,143
Work in progress (3)	45	60
Provisions and decommissioning liabilities	1,114	1,029
Total non-current	$6,907	$6,615
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(1)	Includes bank overdrafts of $512 million as at June 30, 2020 (December 31, 2019: $921 million).

(2)
Includes post-employment benefits of $869 million ($13 million current and $856 million non-current) as at June 30, 2020 and $835 million ($18 million current and $817 million non-current) as at December 31, 2019.

(3)	See Note 15 for additional information.
As part of the acquisition of Healthscope in 2019, the partnership received approximately $1.7 billion as proceeds for the sale and leaseback of 22 wholly owned freehold hospital properties. The partnership did not relinquish control of these hospital properties and the hospital properties were not derecognized from property, plant, and equipment. The proceeds received were recognized as a financial liability. The liability is drawn down as payments are made to the lender.